FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Commodity Derivatives (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Financial Instruments
Commodity derivative instruments gain/(loss)	$ 88,232	$ 14,310	$ (29,397)
Commodity Derivative Instruments
Derivative Financial Instruments
Change in fair value gain/(loss)	124,056	5,729	(109,743)
Net realized cash gain/(loss)	(35,824)	8,581	80,346
Commodity derivative instruments gain/(loss)	$ 88,232	$ 14,310	$ (29,397)